PFG Warrants	12 Months Ended
Dec. 31, 2023
PFG Warrants [Abstract]
PFG WARRANTS

12 – PFG WARRANTS

In January 2021, October 2022 and December 2022 the Group entered into Loan and Security Agreements with PFG (“Partners for Growth”). Following the amendment to these agreements, the total borrowed amount increased to US$ 20,000,000 which is repaid by the Group monthly. In connection with the funding of the first tranche in January 2021, the Group issued the Lender warrants to purchase 71,522 shares of Marti’s common stock at an exercise price per share of US$ 2.53. In connection with the funding of the second and third tranche in December 2021, the Group issued the Lender warrants to purchase a further 71,522 shares of Marti’s common stock at an exercise price of US$ 2.53 per share (collectively, the “PFG Share Warrants”). In connection with the funding of the fifth tranche in October 2022 (5A) and December 2022 (5B), the Group issued the Lender warrants up to US$ 1,000,000 (US$ 1 for each US$ 1 of principal amount of convertible note) that are exercisable into convertible notes (collectively, the “PFG Convertible Warrants”). The PFG Convertible Warrants are exercisable within seven years from their respective dates of issuance.

In July 2023, the Net Exercise Basis of the shares outstanding, amounting to 143,044, was recalculated as 114,737 ordinary shares. Subsequently, the 114,737 shares derived from warrants, in addition to 1 ordinary share of PFG, were multiplied by the 1.278 exchange ratio. Consequently, the warrants and ordinary shares of PFG converted into 146,671 ordinary shares, with no cash transaction required for the conversion to ordinary shares.

The PFG Share Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock or convertible notes with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares or convertible notes, and permit the holders to receive a fixed number of shares of common stock upon exercise for warrants to purchase of stocks. In addition, the PFG Share Warrants do not provide any guarantee of value or return.

The PFG Convertible Warrants are also freestanding financial instruments which are detachable and separately exercisable. As the PFG Convertible Warrants provide the rights to the holder to exercise and convert such warrant into convertible debt or subsequently in cash or equity of the Company, the warrant is an obligation of the issuer. Upon exercise of the warrant, the holder will receive a convertible debt instrument, which is a liability classified instrument. The terms of the convertible debt may require the issuer to settle the note upon maturity by transferring cash assets. Accordingly, regardless of the other potential settlement alternatives, the fact that the convertible notes issued upon exercise of the warrant could require settlement upon maturity in cash indicates that the warrant should be classified as liability.

For the valuation of the PFG Convertible Warrants a further probability-weighted settlement scenario valuation was applied for the conversion and settlement features of the underlying convertible debt. The fair value of this tranche was thus determined as US$ 4,500.